GENERAL AND ADMINISTRATIVE EXPENSE (Tables)	12 Months Ended
Jan. 31, 2019
GENERAL AND ADMINISTRATIVE EXPENSE [abstract]
Schedule of general and administrative expenses
General and Administrative	2019	2018
Salaries and wages	$2,423,350	$4,649
Professional Fees and consulting	926,511	134,067
Accounting and legal	747,607	-
Travel and entertainment	880,828	135,526
Foreign exchange	484,550	-
License fees, taxes and insurance	422,331	-
Office Facilities and administrative	185,630	27,862
Shareholder Communications	48,731	20,754
Transfer agent and Filing Fees	38,158	17,717
Other	168,895	-
Total	$6,326,591	$340,575